UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              2000


Check here if Amendment [  ]; Amendment Number:               .
	This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffery Auxier                              .
Address:   Auxier Asset Management LLC     .
                 8050 S.W Warm Springs, Suite 130.
                 Tualatin, Oregon 97062                  .

Form 13F File Number: 28-  not assigned   .

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Shauna C Tweedy       .
Title:		Chief Financial Officer
Phone:		1-503-885-8807          .

Signature, Place and Date of Signing:


 _Shauna C. Tweedy____ Tualatin, Oregon______7/11/00

 [Signature]			          [City, State]
                                              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries this list, omit this section.]

	Form 13F File Number	Name
	28-      N/A                   .            ____________________
	[Repeat as necessary]

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            _________0_________

Form 13F Information Table Entry Total:      _________90_______

Form 13F Information Table Value Total:     ____95,828_____
                                					          (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no enties in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	NONE________________	__________________________

[Repeat as necessary.]


                                                                     FORM 13F INFORMATION TABLE
                                             VALUE   SHARES/SH/P/INV OT VOTING AUTHORITY
NAME OF ISSUER           CLASS CUSIP     (x$1000)PRN AMTPRN  DSC MA SOLE   SH NONE
AT&T CORP                COM   001957109 3431    108485SH    SOLE   108485 0  0
@TRACK COMMUNICATIONS    COM               44     18600SH    SOLE    18600 0  0
ALBERTO CULVER CO        PFD A 013068200  463     17650SH    SOLE    17650 0  0
AT&T CORP WIRELESS       COM              219      7850SH    SOLE     7850 0  0
ALKERMES INC.            COM   01642t108  824     17500SH    SOLE    17500 0  0
ALLSTATE CORP            COM   020002101 1703     76557SH    SOLE    76557 0  0
AMAZON COM INC.          COM   023135106 2783     76650SH    SOLE    76650 0  0
AMER INTERNATIONAL GRO.  COM   026874107  234      1988SH    SOLE     1988 0  0
AMGEN INC.               COM   031162100 4487     63870SH    SOLE    63870 0  0
AUTONATION INC.          COM   05329W102 1117    158137SH    SOLE   158137 0  0
AMERICAN EXPRESS CO.     COM   025816109  372      7129SH    SOLE     7129 0  0
AMERICAN HOME PRODUCTS   COM   026609107  232      3956SH    SOLE     3956 0  0
AVENUE A INC.            COM   053566105  826     93721SH    SOLE    93721 0  0
AXA FINANCIAL INC.       COM   002451102  204      6000SH    SOLE     6000 0  0
BANK ONE CORP.           COM   06423A103  239      9014SH    SOLE     9014 0  0
BANK OF AMERICA          COM   060505104 2234     51943SH    SOLE    51943 0  0
BERKSHIRE HATHAWAY INC   PFD B 084670207  463       263SH    SOLE      263 0  0
BOEING CO.               COM   097023105  843     20171SH    SOLE    20171 0  0
BRISTOL MYERS SQUIBB C   COM   110122108  345      5937SH    SOLE     5937 0  0
CHARTER COMMUNICATIONS   COM   16117M107 1649    100325SH    SOLE   100325 0  0
CHASE MANHATTEN CORP.    COM   16161A108  706     15320SH    SOLE    15320 0  0
CHEVRON CORP.            COM   166751107  684      8062SH    SOLE     8062 0  0
CISCO SYSTEMS, INC.      COM   17275R102  703     11054SH    SOLE    11054 0  0
CITIGROUP                COM   172967101 6514    108111SH    SOLE   108111 0  0
COMPAQ COMPUTER CORP.    COM   204493100 2636    103133SH    SOLE   103133 0  0
DAIMLERCHRYSLER AG       COM   D1668R123  347      6661SH    SOLE     6661 0  0
DELPHI AUTOMOTIVE SYST   COM   247126105  360     24743SH    SOLE    24743 0  0
DEPARTMENT 56 INC.       COM   249509100  447     40625SH    SOLE    40625 0  0
ENRON CORP.              COM   293561106 2655     41167SH    SOLE    41167 0  0
EXXON MOBIL CORP.        COM   30231G102  283      3609SH    SOLE     3609 0  0
FREDDIE MAC VOTING       COM   313400301 3058     75516SH    SOLE    75516 0  0
FEDERAL NATIONAL MORTGA  COM   313586109  345      6625SH    SOLE     6625 0  0
FIRST AMERICAN BANK      COM   318514106  504      4112SH    SOLE     4112 0  0
FIRST DATA CORP.         COM   319963104 2499     50350SH    SOLE    50350 0  0
FIRST UNION CORP.        COM   337358105  346     13958SH    SOLE    13958 0  0
FIRST FED FINL CORP. DE  COM   337907109  408     28900SH    SOLE    28900 0  0
FLEETBOSTON FINANCIAL C  COM   339030108 2167     63747SH    SOLE    63747 0  0
FORD MOTOR CO.           COM   345370100  313      7275SH    SOLE     7275 0  0
FRANKLIN RESOURCES INC.  COM   354613101 2632     86645SH    SOLE    86645 0  0
GTE CORP.                COM   362320103  222      3572SH    SOLE     3572 0  0
GENERAL ELECTRIC         COM   369604103 1033     19494SH    SOLE    19494 0  0
GENERAL MOTORS CORP.     COM   370442105 1086     18712SH    SOLE    18712 0  0
GENERAL MOTORS- CLASS H  PFD   370442832  584      6654SH    SOLE     6654 0  0
GOLDEN STATE BANCORP.    COM   381197102  286     15889SH    SOLE    15889 0  0
IMPCO TECHNOLOGIES INC.  COM   45255W106  403      9500SH    SOLE     9500 0  0
IDA CORP. INC.           COM   451107106  421     13060SH    SOLE    13060 0  0
IMMUNEX CORP NEW         COM   452528102  242      4900SH    SOLE     4900 0  0
INTEL CORP               COM   458140100 2354     17611SH    SOLE    17611 0  0
INTERNATIONAL BUSINESS M COM   459200101 3905     35640SH    SOLE    35640 0  0
ISIS PHARMACEUTICALS     COM   464330109  148     10200SH    SOLE    10200 0  0
JOHNSON & JOHNSON        COM   478160104  306      3000SH    SOLE     3000 0  0
KMART CORP.              COM   482584109   75     11050SH    SOLE    11050 0  0
LIBERTY FINANCIAL CO.    COM   530512102 1346     61381SH    SOLE    61381 0  0
LORAL SPACE & COMMS - US COM   G56462107  651     93900SH    SOLE    93900 0  0
LUCENT TECHNOLOGIES INC. COM   549463107  691     11655SH    SOLE    11655 0  0
WORLDCOM INC.            COM   55268B106 6363    138704SH    SOLE   138704 0  0
MAGNETEK, INC,           COM   559424106  128     16017SH    SOLE    16017 0  0
MATTEL, INC.             COM   577081102  135     10200SH    SOLE    10200 0  0
MCDONALDS                COM   580135101  311      9444SH    SOLE     9444 0  0
MERCER INT INC. SH BEN I COM   588056101  141     17000SH    SOLE    17000 0  0
METRO ONE TELECOM        COM   59163F105  535     42560SH    SOLE    42560 0  0
MICROSOFT CORP.          COM   594918104 4555     56943SH    SOLE    56943 0  0
MONTEREY BAY BANCORP INC COM   61239H107  144     16025SH    SOLE    16025 0  0
MOTOROLA, INC.           COM   620076109 1788     61532SH    SOLE    61532 0  0
NOBLE DRILLING CO.       COM   655042109  206      5000SH    SOLE     5000 0  0
PNC BANK CORP            COM   693475105  509     10852SH    SOLE    10852 0  0
PHAGE THERAPEUTICS INTL  COM               11     10000SH    SOLE    10000 0  0
PHILIP MORRIS COS INC.   COM   718154107 3237    121880SH    SOLE   121880 0  0
PLUM CREEK TIMBER CO(REI COM   729251108  359     13800SH    SOLE    13800 0  0
PRECISION CASTPARTS CORP COM   740189105 1193     26358SH    SOLE    26358 0  0
RR DONNELLEY & SONS      COM   257867101 1216     53900SH    SOLE    53900 0  0
SBC COMMUNICATIONS       COM   78387G103  739     17092SH    SOLE    17092 0  0
SCHERING PLOUGH          COM   806605101  212      4190SH    SOLE     4190 0  0
SERVICE MASTER CO.       COM   81760N109  179     15723SH    SOLE    15723 0  0
SILICON VALLEY BANCSHARE COM   827064106 2451     57500SH    SOLE    57500 0  0
SUCCESSORIES INC.        COM   864591102   59     30500SH    SOLE    30500 0  0
SUMMIT BANCORP           COM   866005101  424     17235SH    SOLE    17235 0  0
TELEFONOS DE MEXICO SA S COM   879403780  643     11250SH    SOLE    11250 0  0
THE SHAW GROUP           COM   820280105  471     10000SH    SOLE    10000 0  0
URBAN JUICE & SODA       COM               20     33333SH    SOLE    33333 0  0
U.S. BANCORP DELAWARE    COM   902973106  442     22960SH    SOLE    22960 0  0
WAL-MART DE CV C1 V ORD  COM               28     12384SH    SOLE    12384 0  0
WAL-MART DE MX SR C NONV COM              110     49100SH    SOLE    49100 0  0
WALMART STORES INC.      COM   931142103  599     10390SH    SOLE    10390 0  0
WASHINGTON FEDERAL INC.  COM   92923B106  330     18082SH    SOLE    18082 0  0
WASHINGTON MUTUAL INC.   COM   939322103 1465     50732SH    SOLE    50732 0  0
WELLS FARGO & CO.        COM   949746101  447     11548SH    SOLE    11548 0  0
WILLIAMS COS INS.        COM   969457100  447     10722SH    SOLE    10722 0  0
YES GROUP INC. RES       COM   698990454    0   2000000SH    SOLE  2000000 0  0
MFC BANCORP LTD CAD      COM   5527X103   191     25502SH    SOLE    25502 0  0
NOKIA CORP SPONSORED ADR PFD A 654902204 1668     33400SH    SOLE    33400 0  0







































